GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 8,102,679		$ 6,311,990
Equity, Attributable to Parent	7,357,009	$ 4,998,533	5,707,156	$ 3,521,860	$ 6,971,679	$ 4,510,651	$ 5,295,875
Net Cash Provided by (Used in) Operating Activities	$ 1,326,563	$ 916,762	$ 1,244,483	$ 1,887,187